Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2025
Fair value measurement
Schedule of fair value measurement of liabilities

The following table provides the fair value measurement hierarchy of the Group’s assets and liabilities:

		Fair value measurement using:
		Quoted prices
		in active	Observable	Unobservable
	Carrying	markets	inputs	inputs
	value	(Level 1)	(Level 2)	(Level 3)
	US$(000)	US$(000)	US$(000)	US$(000)

As of December 31, 2025 -
Assets and liabilities measured at fair value:
Fair value of account receivable (subject to provisional pricing)	384,171	—	384,171	—
Contingent consideration liability	39,347	—	39,347	—
Fair value of liabilities at amortized cost:
Financial obligations	702,255	—	763,478	—

As of December 31, 2024 -
Assets and liabilities measured at fair value:
Fair value of account receivable (subject to provisional pricing)	110,072	—	110,072	—
Contingent consideration liability	28,271	—	28,271	—

Fair value of liabilities at amortized cost:
Financial obligations	619,309	—	619,309	—

Schedule of quantitative information about the significant unobservable inputs used in level 3 fair value measurements

The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

	Fair value as of
	December 31,	Unobservable		Relationship of unobservable
Description	2025	inputs	Range of inputs	inputs to fair value
Contingent consideration liability	39,347	Rate before taxes	12.41%	A 10% increase / decrease in the discount rate would result in an increase / decrease in fair value of US$2.8 million.

		Expected annual production DMT		If expected sales were to increase or decrease by 10%, fair value would increase / decrease by US$3.9 million.